Securities - Amortized Cost and Fair Value of Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Amortized Cost, Due in one year or less	$ 10,963
Amortized Cost, Due from one to five years	19,087
Amortized Cost, Due from five to ten years	29,384
Amortized Cost, Due after ten years	140,182
Amortized Cost, Mortgage-backed securities in government sponsored entities	143,707
Amortized Cost	343,323
Fair Value, Due in one year or less	10,912
Fair Value, Due from one to five years	19,147
Fair Value, Due from five to ten years	30,523
Fair Value, Due after ten years	142,174
Fair Value, Mortgage-backed securities in government sponsored entities	143,538
Fair Value, Total securities available for sale	$ 346,294	$ 230,230